Investments in Unconsolidated Affiliates (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments

Our net investments in and earnings from our unconsolidated affiliates are as follows (in millions, unless otherwise stated):

	Ownership Percentage		Investment		Earnings from Unconsolidated Affiliates
	March 31,		March 31,	December 31,	Three Months Ended March 31,
	2016		2016	2015	2016	2015
Jackalope Gas Gathering Services, L.L.C.(1)	50.00	%(4)	$202.4	$202.4	$5.1	$2.5
Tres Palacios Holdings LLC(2)	50.01%		43.1	36.8	0.8	0.9
Powder River Basin Industrial Complex, LLC(3)	50.01%		15.1	15.1	0.6	—

Total			$260.6	$254.3	$6.5	$3.4

(1)	As of March 31, 2016, our equity in the underlying net assets of Jackalope Gas Gathering Services, L.L.C. (Jackalope) exceeded our investment balance by approximately $0.9 million. We amortize this amount over 20 years, which represents the life of Jackalope’s gathering agreement with Chesapeake Energy Corporation (Chesapeake), and we reflect the amortization as an increase in our earnings from unconsolidated affiliates. We recorded amortization of less than $0.1 million and $0.8 million for the three months ended March 31, 2016 and 2015. Our Jackalope investment is included in our gathering and processing segment.
(2)	As of March 31, 2016, our equity in the underlying net assets of Tres Palacios Holdings LLC (Tres Holdings) exceeded our investment balance by approximately $28.8 million. We amortize this amount over the life of the Tres Palacios Gas Storage LLC (Tres Palacios) sublease agreement, and we reflect the amortization as an increase in our earnings from unconsolidated affiliates. We recorded amortization of $0.3 millionduring each of the three months ended March 31, 2016 and 2015. Our Tres Holdings investment is included in our storage and transportation segment.
(3)	As of March 31, 2016, our equity in the underlying net assets of PRBIC exceeded our investment balance by approximately $23.0 million. We amortize this amount over the life of PRBIC’s property, plant and equipment and its agreement with Chesapeake, and we reflect the amortization as an increase in our earnings from unconsolidated affiliates. We recorded amortization of approximately $0.4 million for the three months ended March 31, 2016. Our PRBIC investment is included in our storage and transportation segment.
(4)	Excludes non-controlling interests related to our investment in Jackalope. See Note 9 for a further discussion of our non-controlling interest related to our investment in Jackalope.

Net Investments and Earnings (Loss)

	Ownership Percentage		Investment		Earnings (Loss) from Unconsolidated Affiliates
	December 31, 2015		December 31,		Year Ended December 31,
			2015	2014	2015		2014	2013
Jackalope Gas Gathering Services, L.L.C.(1)	50.00	%(4)	$202.4	$232.9	$(43.4	)(5)	$0.5	$0.1
Tres Palacios Holdings LLC(2)	50.01%		36.8	36.0	2.5		0.2	—
Powder River Basin Industrial Complex, LLC(3)	50.01%		15.1	26.2	(19.9	)(5)	(1.4)	(0.2)

Total			$254.3	$295.1	$(60.8)		$(0.7)	$(0.1)

(1)	As of December 31, 2015, our equity in the underlying net assets of Jackalope exceeded our investment balance by approximately $0.9 million. We amortize this amount over 20 years, which represents the life of Jackalope’s gathering agreement with Chesapeake Energy Corporation (Chesapeake), and we reflect the amortization as a reduction of our earnings from unconsolidated affiliates. We recorded amortization of approximately $3.0 million, $3.1 million and $1.4 million for the years ended December 31, 2015, 2014 and 2013.
(2)	As of December 31, 2015, our equity in the underlying net assets of Tres Holdings exceeded our investment balance by approximately $29.1 million. We amortize and generally assess the recoverability of this amount over the life of the Tres Palacios Gas Storage LLC (Tres Palacios) sublease agreement, and we reflect the amortization as an increase in our earnings from unconsolidated affiliates. We recorded amortization of approximately $1.3 million and $0.1 million for the years ended December 31, 2015 and 2014.
(3)	As of December 31, 2015, our equity in the underlying net assets of PRBIC exceeded our investment balance by approximately $23.4 million. We amortize this amount over the life of PRBIC’s property, plant and equipment and its agreement with Chesapeake. During the three months ended June 30, 2015, we recorded additional equity earnings of approximately $3.2 million related to a gain associated with the adjustment of our member’s capital account by our equity investee.
(4)	Excludes non-controlling interests related to our investment in Jackalope. See Note 12 for a further discussion of our non-controlling interest related to our investment in Jackalope.
(5)	During the year ended December 31, 2015, we recorded impairments of our Jackalope and PRBIC equity investments of approximately $51.4 million and $23.4 million. For a further discussion of these impairments, see Note 2.